Business Combination, Acquisition Of NVG - Other Information (Details) - USD ($)		2 Months Ended	12 Months Ended
	Jun. 20, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2024
Disclosure of detailed information about business combination [line items]
Impairment of goodwill			$ 15,082,026	$ 6,372,394
Nautical Ventures
Disclosure of detailed information about business combination [line items]
Goodwill recognized	$ 15,082,026
Deferred income tax liability recognized	71,669
Impairment of goodwill	$ 15,082,026
Revenue of NVG		$ 12,800,000
Gross profit of NVG		4,700,000
Net loss of NVG		$ 500,000
Consolidated revenues, had the acquisition occurred on September 1, 2024			76,500,000
Consolidated net loss, had the acquisition occurred on September 1, 2024			53,100,000
Provision for impairment of inventories			20,600,000
Consolidated net loss, excluding impairment of inventory, had the acquisition occurred on September 1, 2024			$ 32,500,000
Nautical Ventures | Trade name
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets, applied royalty rate	0.10%
Identifiable intangible assets, discount rate	15.00%
Identifiable intangible assets, estimated useful life	5 years